Derivative financial instruments - Interest Rate Swaps (Details) - Interest rate swaps - USD ($) $ in Millions	Dec. 31, 2020	Jan. 24, 2019
Swap contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ (2)
Entering into significant commitments or contingent liabilities | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 125
Bottom of range | Entering into significant commitments or contingent liabilities | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Derivative fixed interest rate		2.36%
Top of range | Entering into significant commitments or contingent liabilities | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Derivative fixed interest rate		2.67%